BETTER 10K - CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 59,189	$ 46,499	$ 113,392	$ 161,293	$ 194,565	$ 231,220
Marketing and Advertising Expense	5,128	9,948	17,122	59,801	69,021	248,895
Mortgage Platform
Expenses	19,166	55,545	70,809	292,915	327,815	700,113
Cash Offer Program
Expenses	0	9,813	398	227,509	230,144	39,505
Other Platform
Expenses	$ 3,161	$ 8,951	$ 11,787	$ 55,250	59,656	100,075
Related party
General and administrative expenses					583	1,585
Marketing and Advertising Expense					55	575
Related party | Mortgage Platform
Expenses					$ 1,940	$ 396